Note 5 - Note Payable	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Disclosure Text Block [Abstract]
Note 5 - Note Payable

Note 4– Notes Payable

6% Promissory Note due to Pacific Leaf Ventures, LP

The Company entered into a Note Purchase Agreement, dated May 12, 2015 and effective as of June 8, 2015, with Pacific Leaf Ventures, LP (“Pacific Leaf”), pursuant to which Pacific Leaf has made installment loans (the “Loans”) to the Company in the aggregate amount of $1.75 million. The purpose of the financing is to provide for the acquisition and installation of an operating facility, equipment and other tangible assets by GB Sciences Nevada, LLC (“GBSN”). Such facility and equipment was dedicated to the cultivation of cannabis and the extraction of oils and other constituents present in cannabis, subject at all times to Nevada legal requirements. The note is convertible at the option of the holder into common shares at a conversion price of $0.50, subject to anti-dilution adjustments.

To evidence the Loans, the Company issued to Pacific Leaf a 6% senior secured convertible promissory note (the “Note”), bearing interest at the rate of 6% per annum, payable quarterly. All outstanding principal and interest due under the Note were due and payable on May 12, 2020. The Company was required to prepay the outstanding principal amount of the Note on a quarterly basis in an amount equal to 50% of the cash flow (accrued EBITDA) of GBSN attributable to our percentage interest in GBSN no later than the earlier to occur of (a) the fifth (5th) business day following receipt of a distribution of the Company's Share of GBSN’s EBITDA for the calendar quarter in question, or (b) thirty (30) days following the end of the calendar quarter in question, with the first such prepayment to be made not later than July 31, 2015 with respect to the quarter ending June 30, 2015. In order to induce the Pacific Leaf to extend the loan to the Company and to secure the payment and performance of all of the Secured Obligations, the Company agreed to grant Pacific Leaf a security interest in certain of its assets and enter into the lending agreement.

On February 8, 2016, the Company entered into the Amended and Restated 6% Senior Convertible Promissory Note (“Amended Note”) with Pacific Leaf.  The amended agreement modifies the 6% Senior Secure Convertible Promissory Note dated May 12, 2015 and effective as of June 8, 2015, in the principal amount of $1.75 million.

Per the terms of the amended agreement, Pacific Leaf may make up to $1.0 million in additional advances to the Company under the Amended Note bringing the total in the aggregate to $2.75 million. The note is convertible at the option of the holder into common shares at a conversion price of $0.25, subject to anti-dilution adjustments. The Company has an option to prepay the Amended Note, without premium or penalty, in whole or in part, with accrued interest to the date of such prepayment.

Until the payment in full of the Amended Note, Pacific Leaf or its designee have the option (the “Option”) to purchase up to a 20% membership interest in GBSN for a purchase price equal to $100,000 for each 2% of membership interest purchased (i.e., $1,000,000 if the Option is exercised in full), provided that the Option may not be exercised for less than a 1% membership interest in GBSN.

In connection with the Amended Note, the Company also entered into the Amended and Restated Royalty Agreement (“Pacific Leaf Royalty Agreement”) with Pacific Leaf dated and effective as of February 8, 2016.  Per the terms of the Pacific Leaf Royalty Agreement, the royalty rate at any time shall equal to the sum of (i) 9.1%, and (ii) the percentage calculated by dividing the amount advanced in excess of $1.75 million by $1.0 million, multiplied by the gross revenues of GBSN.  On the earlier of (i) the seventh anniversary of the royalty payment date, or (ii) the date that all amounts outstanding under the Amended Note have been paid in full, the royalty rate shall be reduced by 50%.

On June 13, 2016, the Company received notice from the Pacific Leaf that it had elected to convert $500,000 of the Pacific Leaf Note into common stock of the Company pursuant to the Amended and Restated 6% Senior Secured Convertible Promissory.  Accordingly, the Company has issued 2,000,000 shares of its common stock ($500,000 converted at a price of $0.25 per share) to Pacific Leaf and the Company’s indebtedness pursuant to the Note was reduced by $500,000.

On August 4, 2016, the Company entered into the Second Omnibus Amendment ("Second Amendment") of its existing agreements with Pacific Leaf.  The Second Amendment eliminates Pacific Leaf's option to purchase up to a 20% membership interest in GBSN and reduces Pacific Leaf's existing royalty rate to 16.4% of the gross sales revenue of GBSN.  It also caps maximum aggregate royalty payments to be made to Pacific Leaf at $2,420,000 with respect to any calendar year. In consideration of the amended terms, Pacific Leaf and its designees received 1,000,000 shares of the Company's common stock and a five-year warrant to purchase 1,500,000 shares of the Company's common stock at $0.36 per share resulting in related expense of approximately $0.9 million.

On October 4, October 20, November 1, and November 10, 2016, the Company received notices from Pacific Leaf that it had elected to convert total of $1,776,750 of the Pacific Leaf Note into common stock of the Company pursuant to the Amended and Restated 6% Senior Secured Convertible Promissory Note.  Accordingly, the Company has issued 7,107,000 shares of its common stock ($1,776,750 converted at a price of $0.25 per share) to Pacific Leaf and the Company’s indebtedness pursuant to the Note was reduced by $1,776,750.

On January 24, and February 22, 2017, the Company received additional notices from Pacific Leaf that it had elected to convert $413,085 ($317,938 in principal and $95,145 in accrued interest) of the Pacific Leaf Note into common stock of the Company pursuant to the Amended and Restated 6% Senior Secured Convertible Promissory Note.  Accordingly, the Company has issued 1,652,332 shares of its common stock ($413,083 converted at a price of $0.25 per share) to Pacific Leaf and the Company’s indebtedness pursuant to the Note was reduced to $200,000.

On May 12, 2017, the Company received notice from Pacific Leaf that it had elected to convert $184,805 ($154,805 principal and $30,000 accrued interest) of the Company’s indebtedness to Pacific Leaf Note into common stock of the Company pursuant to the Amended and Restated 6% Senior Secured Convertible Promissory Note.  Accordingly, the Note was reduced by $184,805.

February 2018 Agreement

On February 23, 2018, the Company and Pacific Leaf entered into the Agreement (“February 2018 Agreement”) whereby all rights and obligations between the parties pursuant to all prior agreements would terminate.  Under the terms of the February 2018 Agreement, the Company paid Pacific Leaf $1,269,818 upon the signing of the agreement and was to pay Pacific Leaf an additional $1,500,000 on or before July 31, 2018.  The Company would also issue Pacific Leaf 1,600,000 shares of restricted common stock on or before July 31, 2018. Thereafter, no business relationship would exist between the parties and no royalties would be owed.

If the Company were unable to make the $1.5 million payment to Pacific Leaf on or before July 31, 2018, the Royalty Agreement and all other agreements that would have been terminated under the terms of the February 2018 Agreement would have continued in full force and effect, and 75% of all payments made under the February 2018 Agreement would have been credited toward royalties owed under the Royalty Agreement.

In connection with the February 2018 Agreement, the Company recorded royalty expense of $269,818 in fiscal year 2018 for accrued royalties paid, $250,000 in other expense which represents 25% of the $1 million payment made on February 26, 2018, and $750,000 in prepaid expenses which represents the 75% portion of the $1 million payment which would have been credited toward future royalties in the event the $1.5 million payment were not made on or before July 31, 2018.

The market value of the 1.6 million shares issued relating to the February 2018 Agreement was $1,040,000, valued as of the date of the agreement. The Company recorded $260,000 in other expense related to the issuance of those shares, which represents 25% of the market value of those shares. The Company recorded $780,000 in prepaid expenses, representing the 75% portion of the fair market value of those shares which would have been credited toward future royalties in the event that the final $1.5 million payment were not made on or before July 31, 2018.

All amounts related to the February 2018 Agreement recorded in the Company’s Condensed Consolidated Balance Sheet and Statement of Operations for the year ended March 31, 2018, are summarized below:

	Year Ended March 31, 2018		As of March 31, 2018
Pacific Leaf Ventures LP February 2018 Agreement	Royalty Expense	Other Expense	Prepaid Expense	Total
Payment made on February 26, 2018	$269,818	$250,000	$750,000	$1,269,818
1,600,000 shares common stock issued in connection with the February 2018 Agreement	-	260,000	780,000	1,040,000
Total recorded in Fiscal Year 2018 related to the February 2018 Agreement	$269,818	$510,000	$1,530,000	$2,309,818

July 2018 Amendment and Termination Agreement

On July 28, 2018, the Company entered into the Amendment and Termination Agreement (“Amendment and Termination Agreement”) with Pacific Leaf. Pursuant to that agreement, the Pacific Leaf Royalty Agreement and all other agreements with Pacific Leaf were terminated in their entirety, and the Company would make payments totaling $1 million of the $1.5 million balance due to Pacific Leaf by August 31, 2018.

Because the Amendment and Termination Agreement irrevocably terminated the Pacific Leaf Royalty Agreement, the Company recorded an expense of $1,530,000 in the quarter ended September 30, 2018 related to the prepaid royalties previously recorded on the Condensed Consolidated Balance Sheet in connection with the February 2018 Agreement. The expense is included in the Other Expense caption of the Company’s Condensed Consolidated Statement of Operations for the three and nine months ended December 31, 2018.

Contemporaneously with the Amendment and Termination Agreement, the Company issued a Promissory Note (“Promissory Note”) for the remaining $0.5 million due to Pacific Leaf. The Promissory Note accrues interest at a rate of 6% per annum and matured on November 30, 2018.

In consideration for deferring the payment of the amounts due to Pacific Leaf, the Company issued 100,000 shares of its common stock to Pacific Leaf on July 31, 2018 having a fair market value of $36,000. The Company made cash payments totaling $1.0 million to Pacific Leaf in August 2018 related to the Amendment and Termination Agreement. Both the $36,000 fair value of shares issued to Pacific Leaf and the $1,000,000 in cash payments made to Pacific Leaf in August 2018 are recorded in the Company’s Condensed Consolidated Statement of Operations for the Three and Nine Months Ended December 31, 2018, under the other expense caption.

On December 21, 2018, the company made a $100,000 payment on the promissory note. The payment was applied to interest accrued to date of $12,164 and the remaining $87,836 was applied to the principal balance of the Note. As of December 31, 2018, the principal balance of the Note was $412,164 and is recorded in the short-term notes payable caption on the Company’s Condensed Consolidated Balance Sheet as of December 31, 2018. Interest continues to accrue at 6% on the unpaid balance and as of December 31, 2018, $677.53 related to the Note was recorded in accrued interest on the Company’s Condensed Consolidated Balance Sheet.

On December 21, 2018, the Company also issued 500,000 shares of its common stock to Pacific Leaf in consideration for further deferral of repayment of the Note. The Company recognized $95,000 in expense related to the shares issued, which is recorded in the Company’s Condensed Consolidated Statement of Operations for the Three and Nine Months Ended December 31, 2018, under the other expense caption.

In total, the Company recorded $3.1 million related to the Amendment and Termination Agreement in Other Expense in its Condensed Consolidated Statement of Operations for the three and nine months ended December 31, 2018, as summarized in the table below:

Amendment and Termination Agreement -	As of
Amounts Recorded in Other Expense	December 31, 2018

Prepaid royalties recorded in February 2018	$1,530,000
Cash payments made in August 2018	1,000,000
Promissory note issued to Pacific Leaf, due on or before November 30, 2018	500,000
100,000 shares common stock issued to Pacific Leaf	36,000
Settlement of convertible note payable and related accrued interest	(20,075)
500,000 shares common stock issued to Pacific Leaf on December 21, 2018	95,000
Total	$3,140,925

Note due to BCM MED, LLC

On December 20, 2018, GB Sciences Louisiana, LLC (“GBSLA") entered into a $300,000 Loan Agreement with BCM MED, LLC (“BCM MED”). BCM MED is a related party to Wellcana Group, LLC, the minority member in GBSLA. The purpose of the financing is to fund operating expenses incurred by or on behalf of medical marijuana operations of GBSLA.

Pursuant to the Loan Agreement, GBSLA will make eight (8) monthly installment payments in the amount of $33,333 on or before the 10th business day of each month commencing in April 2019. GBSLA will make the 9th and final installment payment in the amount of $33,333 on or before the 10th business day of December 2019. The aggregate amount of the installment payments from GBSLA to BCM MED shall be equal to the loan amount. GBSLA has the option to defer one monthly installment payment to the first day of the following calendar month.

Summary of Notes Payable

As of December 31, 2018, the following notes payable were recorded in the Company’s Condensed Consolidated Balance Sheet:

	As of December 31, 2018
Short-Term Notes Payable	Face Value	Discount	Carrying Value
Convertible Notes Payable to various investors	$1,257,000	$(665,648)	$591,352
6% Promissory Note due to Pacific Leaf Ventures, LP	412,164	-	412,164
Note Payable to William Moore and Brian Moore, current portion	233,333	(64,818)	168,516
Note Payable - BCM Med	300,000	-	300,000
Total Short-Term Notes Payable	$2,202,498	$(730,466)	$1,472,032

Long-Term Notes Payable
Note Payable to William Moore and Brian Moore, long-term	$252,778	$(27,563)	$225,215
Total Long-Term Notes Payable	$252,778	$(27,563)	$225,215

Note 5 – Note Payable

The Company entered into a Note Purchase Agreement, dated May 12, 2015 and effective as of June 8, 2015, with Pacific Leaf Ventures, LP (“Pacific Leaf”), pursuant to which Pacific Leaf has made installment loans (the “Loans”) to the Company in the aggregate amount of $1.75 million. The purpose of the financing is to provide for the acquisition and installation of an operating facility, equipment and other tangible assets by GB Sciences Nevada, LLC (“GBSN”). Such facility and equipment were dedicated to the cultivation of cannabis and the extraction of oils and other constituents present in cannabis, subject at all times to Nevada legal requirements. The note is convertible at the option of the holder into common shares at a conversion price of $0.50, subject to anti-dilution adjustments.

To evidence the Loans, the Company issued to Pacific Leaf a 6% senior secured convertible promissory note (the “Note”), bearing interest at the rate of 6% per annum, payable quarterly. All outstanding principal and interest due under the Note were due and payable on May 12, 2020. The Company was required to repay the outstanding principal amount of the Note on a quarterly basis in an amount equal to 50% of the cash flow (accrued EBITDA) of GBSN attributable to our percentage interest in GBSN no later than the earlier to occur of (a) the fifth (5th) business day following receipt of a distribution of the Company's Share of GBSN’s EBITDA for the calendar quarter in question, or (b) thirty (30) days following the end of the calendar quarter in question, with the first such prepayment to be made not later than July 31, 2015 with respect to the quarter ending June 30, 2015. In order to induce the Pacific Leaf to extend the loan to the Company and to secure the payment and performance of all of the Secured Obligations, the Company agreed to grant Pacific Leaf a security interest in certain of its assets and enter into the lending agreement.

On February 8, 2016, the Company entered into the Amended and Restated 6% Senior Convertible Promissory Note (“Amended Note”) with Pacific Leaf.  The amended agreement modifies the 6% Senior Secure Convertible Promissory Note dated May 12, 2015 and effective as of June 8, 2015, in the principal amount of $1.75 million.

Per the terms of the amended agreement, Pacific Leaf may make up to $1.0 million in additional advances to the Company under the Amended Note bringing the total in the aggregate to $2.75 million. The note is convertible at the option of the holder into common shares at a conversion price of $0.25, subject to anti-dilution adjustments. The Company has an option to prepay the Amended Note, without premium or penalty, in whole or in part, with accrued interest to the date of such prepayment.

Until the payment in full of the Amended Note, Pacific Leaf or its designee have the option (the “Option”) to purchase up to a 20% membership interest in GBSN for a purchase price equal to $100,000 for each 2% of membership interest purchased (i.e., $1,000,000 if the Option is exercised in full), provided that the Option may not be exercised for less than a 1% membership interest in GBSN.

In connection with the Amended Note, the Company also entered into the Amended and Restated Royalty Agreement with Pacific Leaf dated and effective as of February 8, 2016.  Per the terms of the Amended Royalty Agreement, the royalty rate at any time shall equal to the sum of (i) 9.1%, and (ii) the percentage calculated by dividing the amount advanced in excess of $1.75 million by $1.0 million, multiplied by the gross revenues of GBSN.  On the earlier of (i) the seventh anniversary of the royalty payment date, or (ii) the date that all amounts outstanding under the Amended Note have been paid in full, the royalty rate shall be reduced by 50%.

On June 13, 2016, the Company received notice from the Pacific Leaf that it had elected to convert $500,000 of the Pacific Leaf Note into common stock of the Company pursuant to the Amended and Restated 6% Senior Secured Convertible Promissory.  Accordingly, the Company has issued 2,000,000 shares of its common stock ($500,000 converted at a price of $0.25 per share) to Pacific Leaf and the Company’s indebtedness pursuant to the Note was reduced by $500,000.

On August 4, 2016, the Company entered into the Second Omnibus Amendment ("Second Amendment") of its existing agreements with Pacific Leaf.  The Second Amendment eliminates Pacific Leaf's option to purchase up to a 20% membership interest in GBSN and reduces Pacific Leaf's existing royalty rate to 16.4% of the gross sales revenue of GBSN.  It also caps maximum aggregate royalty payments to be made to Pacific Leaf at $2,420,000 with respect to any calendar year. In consideration of the amended terms, Pacific Leaf and its designees received 1,000,000 shares of the Company's common stock and a five-year warrant to purchase 1,500,000 shares of the Company's common stock at $0.36 per share resulting in related expense of approximately $0.9 million.

On October 4, October 20, November 1, and November 10, 2016, the Company received notices the Pacific Leaf that it had elected to convert total of $1,776,750 of the Pacific Leaf Note into common stock of the Company pursuant to the Amended and Restated 6% Senior Secured Convertible Promissory.  Accordingly, the Company has issued 7,107,000 shares of its common stock ($1,776,750 converted at a price of $0.25 per share) to Pacific Leaf and the Company’s indebtedness pursuant to the Note was reduced by $1,776,750.

On January 24, and February 22, 2017, the Company received additional notices from Pacific Leaf Ventures, LP (“Pacific Leaf”) that it had elected to convert $413,085 ($317,938 in principal and $95,145 in accrued interest) of the Pacific Leaf Note into common stock of the Company pursuant to the Amended and Restated 6% Senior Secured Convertible Promissory.  Accordingly, the Company has issued 1,652,332 shares of its common stock ($413,083 converted at a price of $0.25 per share). As of March 31, 2017, the Company indebtedness pursuant to the Note was $0.2 million.

On May 12, 2017, the Company received notice from Pacific Leaf Ventures, LP (“Pacific Leaf”) that it had elected to convert $184,805 ($154,805 principal and $30,000 accrued interest) of the Company’s indebtedness to Pacific Leaf Note into common stock of the Company pursuant to the Amended and Restated 6% Senior Secured Convertible Promissory.  Accordingly, the Note was reduced by $184,805.

On February 23, 2018, the Company and Pacific Leaf entered into an Agreement whereby all rights and obligations between the parties pursuant to all prior agreements would terminate.  Under the terms of the agreement, the Company paid Pacific Leaf $1,269,818.05 upon the signing of the agreement and will pay Pacific Leaf an additional $1,500,000 on or before July 31, 2018.  The Company will also issue Pacific Leaf 1,600,000 shares of restricted common stock on or before July 31, 2018.  Thereafter, no business relationship will exist between the parties.

In the event that the Company is unable to make the $1.5 million payment to Pacific Leaf on or before July 31, 2018, the Royalty Agreement will continue to be in full force and effect, any and all other agreements that would have been terminated under the terms of the February 2018 Agreement will continue to be in full force and effect, and 75% of all payments made under the February 2018 Agreement will be credited toward royalties owed under the Royalty Agreement.

In connection with the February 2018 Agreement, the Company recorded royalty expense of $269,818 for accrued royalties paid, $250,000 in other expense which represents 25% of the $1 million payment made on February 26, 2018, and $750,000 in prepaid expenses which represents the 75% portion of the $1 million payment which will be credited toward future royalties in the event the $1.5 million payment is not made on or before July 31, 2018.

The market value of the 1.6 million shares issued relating to the February 2018 Agreement was $1,040,000, valued as of the date of the agreement. The Company recorded $260,000 in other expense related to the issuance of those shares, which represents 25% of the market value of those shares. We recorded $780,000 in prepaid expenses, representing the 75% portion of the fair market value of those shares which will be credited toward future royalties in the event that the final $1.5 million payment is not made on or before July 31, 2018.